CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net sales
Manufactured products (including sales to related parties amounting to $3,806, $3,669 and $2,668 for the years ended December 31, 2010, 2011 and 2012, respectively (note 18)	$ 401,023	$ 429,474	$ 396,059
Distributed products	54,797	25,500	26,935
Supply, delivery and installation of wires and cables	6,445	16,972	23,600
Net sales, total	462,265	471,946	446,594
Costs of sales
Manufactured products (including purchases from related parties amounting to $45,925, $46,953 and $23,857 for the years ended December 31, 2010, 2011 and 2012, respectively (note 18)	(356,358)	(386,598)	(342,630)
Distributed products (including purchases from related parties amounting to $4,056, $7,484 and $9,083 for the years ended December 31, 2010, 2011and 2012, respectively (note 18)	(51,436)	(22,545)	(25,557)
Supply, delivery and installation of wires and cables	(7,460)	(16,915)	(23,358)
Inventory impairment (note 10)	4,804	(1,993)	1,974
Cost of sales, total	(410,450)	(428,051)	(389,571)
Gross profit	51,815	43,895	57,023
Selling, general and administrative expenses (including expenses paid to related parties amounting to $239, $277 and $524 for the years ended December 31, 2010, 2011 and 2012, respectively (note 18))	(32,794)	(30,760)	(28,965)
Recovery for doubtful accounts (note 10)	720	1,487	940
Impairment of long-lived assets	(22)	0	0
Impairment of investments	0	0	(346)
Impairment of goodwill (note 6)	0	(8,791)	0
Charges related to flooding (note 15)	(888)	(3,947)	0
Recovery of loss from flooding (note 15)	4,762	0	0
Income from operations	23,593	1,884	28,652
Exchange gain (loss), net	2,398	(1,346)	3,041
Interest income	1,555	1,409	492
Interest expenses (including interest paid/payable to related parties amounting to $14, $13 and $14 for the years ended December 31, 2010, 2011 and 2012, respectively (note18))	(2,195)	(2,217)	(1,364)
Share of net loss of equity investees	(21)	(58)	(21)
Gain on liquidation of a subsidiary	279	0	0
Loss on disposal of available-for-sale securities (note 7)	0	(68)	0
Other income, net (including other income received/receivable from related parties amounting to $154, $144 and $143 for the years ended December 31, 2010, 2011 and 2012, respectively (note 18))	1,684	1,032	1,032
Income from continuing operations before income taxes	27,293	636	31,832
Income taxes (note 11)	(8,383)	(4,566)	(6,441)
Net income (loss) from continuing operations	18,910	(3,930)	25,391
Discontinued operations (note 20)
Income from operations of discontinued SPFO (including gain on disposal of $1,962 for the year ended December 31, 2011, purchases from related parties amounting to $4 and $317, and sales to related parties amounting to $54 and $693 for the years ended December 31, 2010 and 2011, respectively)	0	1,075	446
Income taxes	0	(229)	(450)
(Loss) income from discontinued operations	0	846	(4)
Net income (loss)	18,910	(3,084)	25,387
Net income attributable to noncontrolling interests	(7,961)	2,355	11,247
Income income (loss) attributable to APWC shareholders	$ 10,919	$ (5,439)	$ 14,140
Basic and diluted earnings (loss) per share from continuing operations	$ 0.79	$ (0.49)	$ 1.02
Basic and diluted earnings (loss) per share from discontinued operations	$ 0	$ 0.10	$ 0
Basic and diluted earnings (loss) per share	$ 0.79	$ (0.39)	$ 1.02
Basic and diluted weighted average common shares outstanding	13,830,751	13,830,769	13,830,769